Transactions with Related Parties Related Party Expenses Table (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Reimbursable salaries and benefits	$ 1,744,855	$ 1,599,294	$ 1,146,754
Other expenses	6,819	975	3,488
Insurance	224,946	227,265	228,701
Professional fees and expenses	284,767	208,648	216,962
Consulting and travel expenses	15,372	1,697	434
Related Party Transaction, Expenses from Transactions with Related Party	$ 2,276,759	$ 2,037,879	$ 1,596,339